Changes in Accounting Policy and Disclosures Change in classification of Corporate expenses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Increase (decrease) in accounting estimate	$ 59	$ 62